4. Equipment (Tables)	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Equipment

	June 30, 2016			December 31, 2015
	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Office equipment	$60	$50	$10	$57	$46	$11
Computer equipment	300	254	46	277	232	45
Field equipment	128	97	31	182	134	48
Buildings	43	38	5	40	35	5
	$531	$439	$92	$556	$447	$109